Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of Employee Benefits Expense

Employee benefits expense is detailed as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Included in Cost of sales:
Wages and salaries	204,705	186,833	175,090
Social security costs	42,425	41,364	40,025
Pension costs	11,030	7,346	7,036
Share-based payment expense	108	132	113
Included in Selling and Marketing expenses:
Wages and salaries	16,431	13,504	12,423
Social security costs	2,575	2,590	2,442
Pension costs	464	409	390
Share-based payment expense	230	427	57
Included in Research and Development expenses:
Wages and salaries	12,668	16,352	14,430
Social security costs	1,968	2,101	1,862
Pension costs	492	679	466
Share-based payment expense	38	(46)	167
Included in General and Administrative expenses:
Wages and salaries	30,287	29,487	24,518
Social security costs	6,320	5,299	4,846
Pension costs	1,154	1,116	699
Share-based payment expense	384	1,422	1,639
Total employee benefits expense	331,279	309,015	286,203

Summary of Average Size of Group's Workforce

The average size of the Group's workforce during the year is as follows:

	For the year ended December 31,
	2025	2024	2023
Executives	77	80	70
Managers	244	220	211
Employees	5,474	5,282	5,260
Total Workforce	5,795	5,582	5,541